SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Recently issued accounting pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Right-of-use assets	$ 37,733	$ 33,829
Lease liabilities	$ 39,485